Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Intangible Assets And Goodwill [Abstract]
Movements of Goodwill
The movements in 2023 and 2022 were as follows:

£m
Cost
1 January 2022	10,991.0
Additions[1]	262.6
Disposals	—
Exchange adjustments	891.0
31 December 2022	12,144.6
Additions[1]	319.1
Disposals	—
Exchange adjustments	(484.5)
31 December 2023	11,979.2
Accumulated impairment losses and write-downs
1 January 2022	3,378.7
Impairment losses for the year	37.9
Exchange adjustments	274.6
31 December 2022	3,691.2
Impairment losses for the year	63.6
Exchange adjustments	(164.5)
31 December 2023	3,590.3
Net book value
31 December 2023	8,388.9
31 December 2022	8,453.4
1 January 2022	7,612.3
Note
[1]Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented.

Movements of Other Intangible Assets
The movements in 2023 and 2022 were as follows:

	Brands with an indefinite useful life	Acquired intangibles	Other	Total
	£m	£m	£m	£m
Cost
1 January 2022[1]	1,067.3	921.4	288.1	2,276.8
Additions	—	—	14.9	14.9
Disposals and derecognition[1]	—	(33.8)	(59.2)	(93.0)
New acquisitions	—	46.5	1.2	47.7
Other movements[2]	—	9.3	0.8	10.1
Exchange adjustments[1]	98.7	129.8	34.7	263.2
31 December 2022[1]	1,166.0	1,073.2	280.5	2,519.7
Additions	—	—	40.0	40.0
Disposals and derecognition	—	(15.1)	(51.8)	(66.9)
Reclassifications	(665.4)	665.4	—	—
New acquisitions	—	138.5	2.9	141.4
Other movements[2]	—	—	17.0	17.0
Exchange adjustments	(28.4)	(47.5)	(9.4)	(85.3)
31 December 2023	472.2	1,814.5	279.2	2,565.9
Amortisation and impairment
1 January 2022[1]	56.8	648.0	212.5	917.3
Charge for the year	—	61.9	21.9	83.8
Impairment charges included within restructuring costs[3]	—	—	29.0	29.0
Disposals and derecognition[1]	—	(33.6)	(59.4)	(93.0)
Exchange adjustments[1]	5.8	108.2	16.7	130.7
31 December 2022[1]	62.6	784.5	220.7	1,067.8
Charge for the year	—	727.9	24.8	752.7
Other movements[2]	—	—	(0.7)	(0.7)
Disposals and derecognition	—	(15.1)	(51.5)	(66.6)
Exchange adjustments	(2.8)	(27.0)	(7.4)	(37.2)
31 December 2023	59.8	1,470.3	185.9	1,716.0
Net book value
31 December 2023	412.4	344.2	93.3	849.9
31 December 2022	1,103.4	288.7	59.8	1,451.9
1 January 2022	1,010.5	273.4	75.6	1,359.5
Notes
[1]The acquired intangibles balances within these line items have been re-presented to reflect the derecognition of previously fully amortised assets that had no future economic benefit in prior periods.
[2]Other movements in acquired intangibles include reclassifications of items previously recorded in trade and other receivables; and revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.
[3]Refer to note 3 for further explanation in relation to the impairment charges included within restructuring costs.

Cash-generating Units with Significant Goodwill
Cash-generating units (CGUs) with significant goodwill and brands with an indefinite useful life as at 31 December are:

	Goodwill		Brands with an indefinite useful life
	2023	2022	2023	2022
	£m	£m	£m	£m
GroupM	3,254.9	3,178.3	—	—
Wunderman Thompson	1,165.0	1,210.8	—	442.0
VMLY&R	814.6	776.0	—	207.6
Ogilvy	809.3	849.8	213.2	222.8
BCW	618.8	646.0	112.7	140.5
AKQA Group	600.1	628.7	—	—
FGS Global	452.1	451.8	—	—
Hill & Knowlton	141.7	145.7	33.2	34.8
Landor Group	115.0	106.5	53.3	55.7
Other	417.4	459.8	—	—
	8,388.9	8,453.4	412.4	1,103.4